Income tax - Schedule of Expiration of Unused Tax Losses (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of income tax [Line Items]
Tax losses expire	$ 1,480,638
2025-2027
Disclosure of income tax [Line Items]
Tax losses expire	118,340
2028-2030
Disclosure of income tax [Line Items]
Tax losses expire	392,857
Later
Disclosure of income tax [Line Items]
Tax losses expire	969,441
Indefinite
Disclosure of income tax [Line Items]
Tax losses expire	$ 0